Wells Fargo Funds Trust

Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectus and related Statement of Additional Information describing the Wells Fargo Advantage Dow Jones Target Date FundsSM of the Trust, both of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectus and Statement of Additional Information for the Wells Fargo Advantage Dow Jones Target Date FundsSM of the Trust contained in Post-Effective Amendment No. 106 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on December 29, 2006.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 5th day of January 2007.

WELLS FARGO FUNDS TRUST
Witness:

By:	/s/ Johanne F. Castro	By:	/s/ Carol Jones Lorts
Name:	Johanne F. Castro		Carol Jones Lorts
Title:	Assistant Secretary		Assistant Secretary